Financial Assets and Liabilities - Summary of Carrying Amounts and Fair Value of Financial Assets and Financial Liabilities (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Discount rate adjusted for risk	9.80%
Financial liabilities	R$ 38,078,126	R$ 27,455,828
Level 2 [member] | Exxon mobil [member]
Disclosure of fair value measurement of assets [line items]
Consideration payable related to intangible asset	158,261
Level 3 [member] | Contingent consideration [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	R$ 26,119	R$ 73,352	R$ 116,134